Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Loss and Comprehensive Loss [Abstract]
SALES	$ 7,521,952	$ 6,317,329	$ 4,782,865
COST OF SALES	(6,253,436)	(5,947,895)	(4,336,556)
GROSS PROFIT	1,268,516	369,434	446,309
EXPENSES
Amortization	0	0	19,100
Bad debt expense	59,307	0	0
Consulting fees	117,054	656,405	860,248
Foreign exchange	31,454	(61,236)	12,243
Marketing and promotion	78,804	29,146	1,586,284
Management and director fees	1,808,250	305,158	190,800
Office and miscellaneous	964,282	1,155,805	994,124
Professional fees	389,817	655,378	124,550
Regulatory and filing fees	106,758	78,945	48,924
Salaries	546,852	533,193	358,074
Share-based compensation	263,672	473,103	776,962
Travel and accommodation	119,692	31,692	62,459
Total Expenses	(4,485,942)	(3,857,589)	(5,033,768)
Loss before other items	(3,217,426)	(3,488,155)	(4,587,459)
Other items:
Debt Settlement	0	191,773	857
Derivative liability	144,952	866,238	0
Interest expense	754,827	323,931	29,958
Interest income	0	0	(7,762)
Write-off of asset	(14,597)	3,985	0
Total other items	(885,182)	(1,385,927)	(23,053)
Net loss for the year	(4,102,608)	(4,874,082)	(4,610,512)
Foreign currency translation adjustment	(4,202)	0	0
Comprehensive loss for the year	$ (4,106,810)	$ (4,874,082)	$ (4,610,512)
Basic loss per share (in dollars per share)	$ (0.03)	$ (0.05)	$ (0.06)
Diluted loss per share (in dollars per share)	$ (0.03)	$ (0.05)	$ (0.06)
Weighted average number of shares outstanding - basic (in shares)	152,119,211	91,147,886	80,778,869
Weighted average number of shares outstanding - diluted (in shares)	152,119,211	91,147,886	80,778,869